Per share amounts (Tables)	12 Months Ended
Dec. 31, 2023
Per share amounts [Abstract]
Schedule of Earnings Per Share computation per common share
2023 2022
Basic earnings per share computation
Net earnings attributable to equity holders $ 360,847 $ 89,382
Weighted average common shares outstanding 433,383 405,494
Basic earnings per common share $ 0.83 $ 0.22
Diluted earnings per share computation
Net earnings attributable to equity holders $ 360,847 $ 89,382
Weighted average common shares outstanding 433,383 405,494
Dilutive effect of stock options 1,972 1,641
Weighted average common shares outstanding, assuming dilution 435,355 407,135
Diluted earnings per common share $ 0.83 $ 0.22